Employment Agreements (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Brad Bernstein [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Annual salary	$ 240,000	$ 240,000
In the event services are terminated	In the event Mr. Bernstein's services are terminated due to death or disability, Mr. Bernstein would receive six months' severance pay. In the event Mr. Bernstein is terminated without cause, Mr. Bernstein would receive 12 months' severance pay.
Employment agreement expiration date	Jan. 31, 2016
Morry Rubin [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Annual salary	$ 98,538	$ 85,307
Percentage of health insurance premium	50.00%